Intangible assets, net - Future amortization expense (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Amortization expense of intangible assets for future years
2024	$ 12
2025	12
2026	12
2027	12
2028 and thereafter	44
Intangible assets, net	$ 92	$ 104